T. ROWE PRICE Dynamic Credit Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 1.5%
Government Bonds 1.5%
Republic of Angola, 8.75%, 4/14/32 (USD)  14,725,000 13,572
Total Angola (Cost
$12,894
)
13,572
AUSTRALIA 1.5%
Corporate Bonds 1.5%
Mineral Resources, 9.25%, 10/1/28 (USD) (1) 12,788,000 13,459
Total Australia (Cost
$12,900
)
13,459
BRAZIL 2.8%
Corporate Bonds 2.8%
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (2) 14,415,000 13,875
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 5,910,000 6,067
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 5,490,000 5,656
Total Brazil (Cost
$24,308
)
25,598
CANADA 0.5%
Asset-Backed Securities 0.0%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 250,000 172
172
Corporate Bonds 0.5%
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1) 4,900,000 4,670
4,670
Total Canada (Cost
$4,852
)
4,842
CHINA 2.2%
Convertible Bonds 2.2%
H World Group, 3.00%, 5/1/26 (USD)  12,190,000 14,049
Li Auto, 0.25%, 5/1/28 (USD)  4,604,000 5,782
19,831
Corporate Bonds 0.0%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (3)(4) 985,000 23
23
Total China (Cost
$20,695
)
19,854

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 1.7%
Corporate Bonds 1.0%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 380,000 343
Ecopetrol, 8.375%, 1/19/36 (USD)  8,370,000 8,454
8,797
Government Bonds 0.7%
Republic of Colombia, 8.75%, 11/14/53 (USD)  6,360,000 6,925
6,925
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22 -
12/22/23, Cost $0 (USD) (4)(5) † 1
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $16 (USD) (4)(5) † 21
22
Total Colombia (Cost
$14,945
)
15,744
EGYPT 1.6%
Government Bonds 1.6%
Arab Republic of Egypt, Treasury Bills, Series 364D, 24.998%,
6/25/24  228,500,000 4,564
Arab Republic of Egypt, Treasury Bills, Series 364D, 26.918%,
12/24/24  261,575,000 4,626
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  264,125,000 4,959
Total Egypt (Cost
$14,028
)
14,149
FRANCE 1.4%
Corporate Bonds 1.4%
Altice France Holding, 10.50%, 5/15/27 (USD) (1) 14,003,000 5,251
Societe Generale, VR, 10.00% (USD) (1)(6)(7) 6,880,000 7,293
Total France (Cost
$15,419
)
12,544
GHANA 1.6%
Corporate Bonds 1.6%
Kosmos Energy, 7.125%, 4/4/26 (USD)  14,745,000 14,521
Total Ghana (Cost
$14,002
)
14,521

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 3.0%
Corporate Bonds 3.0%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.776%, 5/14/27  13,939,000 15,114
Intesa Sanpaolo, 7.80%, 11/28/53 (USD) (1) 11,280,000 12,732
Total Italy (Cost
$26,042
)
27,846
IVORY COAST 3.2%
Government Bonds 3.2%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 295
Republic of Ivory Coast, 6.125%, 6/15/33 (USD) (2) 16,224,000 14,671
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 6,540,000 6,501
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (1) 7,360,000 7,399
Total Ivory Coast (Cost
$27,418
)
28,866
LUXEMBOURG 1.6%
Bank Loans 0.3% (8)
Travelport Finance, FRN, 3M TSFR + 8.26%, 13.564%, 9/29/28
(USD)  2,758,424 2,564
2,564
Corporate Bonds 1.3%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 12,476,000 11,933
11,933
Total Luxembourg (Cost
$14,993
)
14,497
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 194
Axian Telecom, 7.375%, 2/16/27 (USD)  5,500,000 5,343
Total Mauritius (Cost
$5,188
)
5,537
MEXICO 4.7%
Corporate Bonds 4.6%
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(7) 13,695,000 14,197
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD) (2) 6,060,000 4,708
Metalsa, 3.75%, 5/4/31 (USD) (1) 6,195,000 5,027
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  700,000 583
Petroleos Mexicanos, 10.00%, 2/7/33 (USD) (2) 7,304,000 7,279

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  10,920,000 10,533
42,327
Government Bonds 0.1%
United Mexican States, Series M, 7.75%, 11/13/42  21,390,000 1,093
1,093
Total Mexico (Cost
$41,256
)
43,420
MONTENEGRO 0.6%
Government Bonds 0.6%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1)(2) 5,210,000 5,308
Total Montenegro (Cost
$5,210
)
5,308
NETHERLANDS 0.0%
Corporate Bonds 0.0%
Boost Newco Borrower, 8.50%, 1/15/31 (GBP) (1) 155,000 211
Total Netherlands (Cost
$192
)
211
PANAMA 1.2%
Government Bonds 1.2%
Republic of Panama, 7.50%, 3/1/31 (USD)  3,960,000 4,115
Republic of Panama, 7.875%, 3/1/57 (USD)  1,690,000 1,712
Republic of Panama, 8.00%, 3/1/38 (USD)  4,760,000 4,998
Total Panama (Cost
$10,338
)
10,825
ROMANIA 0.6%
Corporate Bonds 0.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (7) 4,929,000 5,646
Total Romania (Cost
$5,389
)
5,646
SENEGAL 1.0%
Government Bonds 1.0%
Republic of Senegal, 6.25%, 5/23/33 (USD) (2) 10,745,000 9,185
Total Senegal (Cost
$9,239
)
9,185

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.6%
Corporate Bonds 0.6%
Nova Ljubljanska Banka, VR, 7.125%, 6/27/27 (2)(7) 4,800,000 5,471
Total Slovenia (Cost
$5,175
)
5,471
SPAIN 2.7%
Corporate Bonds 2.7%
Banco Bilbao Vizcaya Argentaria, VR, 9.375% (USD) (6)(7) 11,890,000 12,707
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (USD) (6)
(7) 2,400,000 2,367
Cirsa Finance International, 4.50%, 3/15/27  157,000 166
Cirsa Finance International, 6.50%, 3/15/29 (1) 3,365,000 3,713
Cirsa Finance International, FRN, 3M EURIBOR + 4.50%,
8.412%, 7/31/28 (1) 5,200,000 5,705
Total Spain (Cost
$23,462
)
24,658
SRI LANKA 0.0%
Government Bonds 0.0%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (3)(4) 410,000 246
Total Sri Lanka (Cost
$173
)
246
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(9) 271,463 249
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 130,000 96
Total Suriname (Cost
$266
)
345
UKRAINE 0.6%
Corporate Bonds 0.6%
Kernel Holding, 6.50%, 10/17/24 (USD)  5,745,000 5,162
Total Ukraine (Cost
$5,278
)
5,162

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 4.1%
Bank Loans 1.5% (8)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 3/1/29
(EUR) (10) 6,420,000 6,882
CD&R Firefly Bidco, FRN, USD LIBOR + 5.75%, 3/1/29 (10) 4,670,000 5,846
ZPG, FRN, GBP SONIA + 6.00%, 11.191%, 7/31/28  1,250,000 1,572
14,300
Convertible Bonds 0.1%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (1) 553,000 577
577
Corporate Bonds 2.5%
Connect Finco, 6.75%, 10/1/26 (USD) (1) 635,000 622
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 3,600,000 4,052
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (1) 18,250,000 18,296
22,970
Total United Kingdom (Cost
$37,326
)
37,847
UNITED STATES 54.5%
Asset-Backed Securities 10.1%
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 6,789
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class
E, FRN, SOFR30A + 3.60%, 10.32%, 12/26/31 (1) 3,183,000 3,183
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 217,017 214
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,525,900 2,480
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 3,576,263 3,364
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 38,878 37
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38 (1) 168,405 172
Equify ABS, Series 2023-1A, Class A, 7.20%, 9/15/31 (1) 5,879,689 5,892
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49 (1) 240,000 237
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,107,450 2,043
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,907,675 9,456
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 1,266,300 1,254

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,170,241 1,054
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,225,350 1,041
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 9,910,000 9,993
Jamestown VI, Series 2018-6RA, Class C, CLO, FRN, 3M TSFR +
3.262%, 8.586%, 4/25/30 (1) 2,980,000 2,941
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 5,567,353 5,643
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 255
Post Road Equipment Finance, Series 2024-1A, Class E, 8.50%,
12/15/31 (1) 3,338,000 3,209
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27 (1) 130,000 122
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class
E, 10.068%, 6/15/33 (1) 152,056 154
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class
E, 8.408%, 12/15/33 (1) 2,500,000 2,514
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1) 14,435,000 14,435
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (1) 158,967 149
Sierra Timeshare Receivables Funding, Series 2023-3A, Class D,
9.44%, 9/20/40 (1) 4,771,401 4,801
Sierra Timeshare Receivables Funding, Series 2024-1A, Class D,
8.02%, 1/20/43 (1) 2,300,000 2,293
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 173,003 157
Ziply Fiber Issuer, Series 2024-1A, Class A2, 6.64%, 4/20/54 (1) 8,735,000 8,733
92,615
Bank Loans 13.0% (8)
Asurion, FRN, 1M TSFR + 4.25%, 9.677%, 8/19/28  19,734,333 19,014
Asurion, FRN, 1M TSFR + 5.25%, 10.692%, 1/31/28  185,904 167
Boxer Parent, FRN, 1M TSFR + 4.25%, 9.58%, 12/29/28  6,797,963 6,836
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.04%, 2/6/31  14,150,000 14,150
Chromalloy, FRN, 1M USD LIBOR + 3.75%, 3/21/31 (10) 13,990,000 13,932
Cloud Software Group, FRN, 1M TSFR + 4.50%, 9.909%,
3/30/29  4,318,103 4,295
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.909%,
9/29/28  6,463,341 6,432
CMG Media, FRN, 3M TSFR + 3.50%, 8.909%, 12/17/26  1,458,731 1,268
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.93%, 10/9/29  6,460,912 6,485
Fleet Midco I, FRN, 1M TSFR + 3.25%, 8.58%, 2/21/31 (11) 2,520,000 2,520
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.945%, 9/6/25  6,743,340 6,673
NGL Energy Operating, FRN, 1M TSFR + 4.50%, 9.83%, 2/3/31  3,415,000 3,422
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.695%, 9/25/26 (10) 11,425,778 9,533
Summit Materials, FRN, 1M TSFR + 2.50%, 7.826%, 1/12/29  5,535,000 5,558

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.826%, 5/17/30  2,946,161 2,955
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.826%, 5/17/30  7,185,252 7,207
Vistra Zero Operating, FRN, 1M USD LIBOR + 2.75%,
3/20/31 (10) 7,580,000 7,580
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.195%, 5/18/25  730,044 729
118,756
Common Stocks 4.5%
Ally Financial  244,858 9,939
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (4)(5)
(11) 639 18
Domino's Pizza  16,369 8,133
GoDaddy, Class A (4) 53,775 6,382
Microsoft  21,733 9,144
Samsara, Class A (4) 192,083 7,259
Toll Brothers  64 8
40,883
Convertible Bonds 2.6%
Kobold Metals, Acquisition date: 3/6/24, Cost $3,705,
2/26/25 (4)(5)(11) 3,705,000 3,705
Neurocrine Biosciences, 2.25%, 5/15/24  1,472,000 2,660
Royal Caribbean Cruises, 6.00%, 8/15/25  3,495,000 9,922
Wolfspeed, 0.25%, 2/15/28  981,000 570
Wolfspeed, 1.875%, 12/1/29  12,535,000 7,054
23,911
Convertible Preferred Stocks 1.0%
Apollo Global Management, 6.75%, 7/31/26  145,932 9,275
9,275
Corporate Bonds 20.0%
Allied Universal Holdco, 4.625%, 6/1/28 (1) 5,457,000 4,966
At Home Group, 4.875%, 7/15/28 (1) 210,000 96
Carnival, 4.00%, 8/1/28 (1) 430,000 400
Civitas Resources, 8.625%, 11/1/30 (1) 2,295,000 2,461
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1)(2) 9,460,000 8,904
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(2) 8,330,000 6,872
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 3,830,000 3,811
Cloud Software Group, 9.00%, 9/30/29 (1)(2) 7,175,000 6,852
CSC Holdings, 11.75%, 1/31/29 (1) 6,765,000 6,774
DISH DBS, 5.25%, 12/1/26 (1) 9,430,000 7,426
DISH DBS, 7.75%, 7/1/26  6,145,000 4,086
GrafTech Global Enterprises, 9.875%, 12/15/28 (1) 769,000 571
HAT Holdings I, 8.00%, 6/15/27 (1) 7,999,000 8,329
Level 3 Financing, 10.50%, 5/15/30 (1) 4,700,000 4,806
LifePoint Health, 9.875%, 8/15/30 (1) 610,000 637

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
LifePoint Health, 11.00%, 10/15/30 (1) 13,920,000 14,877
Navient, 11.50%, 3/15/31  13,445,000 14,890
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 17,130,000 16,166
NGL Energy Operating, 8.125%, 2/15/29 (1) 3,235,000 3,308
NGL Energy Operating, 8.375%, 2/15/32 (1) 4,790,000 4,910
Scientific Games Holdings, 6.625%, 3/1/30 (1) 4,300,000 4,139
Stagwell Global, 5.625%, 8/15/29 (1)(2) 14,480,000 13,104
Starwood Property Trust, 7.25%, 4/1/29 (1) 11,780,000 11,839
Talen Energy Supply, 8.625%, 6/1/30 (1) 310,000 332
Tenneco, 8.00%, 11/17/28 (1) 23,270,000 21,234
Townsquare Media, 6.875%, 2/1/26 (1)(2) 395,000 385
Univision Communications, 7.375%, 6/30/30 (1)(2) 4,045,000 3,984
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 165,000 148
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 135,000 120
Venture Global LNG, 9.875%, 2/1/32 (1) 5,655,000 6,079
Vistra, VR, 7.00% (1)(6)(7) 100,000 99
Vistra, VR, 8.00% (1)(6)(7) 170,000 173
182,778
Municipal Securities 0.9%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 199
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (1) 210,000 207
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 11,784,795 6,812
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  6,837 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 35
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 42
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 42
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 50

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 50
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (4)(13) 40,000 11
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (4)(13) 150,000 39
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  255,000 220
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 98
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 43
8,064
Non-U.S. Government Mortgage-Backed Securities 2.4%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 6.59%, 4/15/34 (1) 2,120,000 1,937
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M TSFR + 2.864%, 8.19%, 9/15/38 (1) 395,000 320
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M TSFR + 3.864%, 9.19%, 9/15/38 (1) 100,000 75
BANK, Series 2020-BN29, Class A4, 1.997%, 11/15/53  4,149,000 3,342
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M TSFR + 2.964%, 8.289%, 11/15/34 (1) 120,000 11
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.979%, 10/15/34 (1) 3,083,000 3,055
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C,
ARM, 1M TSFR + 1.664%, 6.99%, 8/15/38 (1) 1,170,417 995
BX Commercial Mortgage Trust, Series 2019-IMC, Class A,
ARM, 1M TSFR + 1.046%, 6.371%, 4/15/34 (1) 1,340,000 1,339
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.196%, 7.521%, 4/15/34 (1) 150,000 149
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%,
9.369%, 6/15/36 (1) 145,000 128
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29 (1) 100,000 96
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E,
ARM, 1M TSFR + 2.447%, 7.773%, 12/15/37 (1) 2,912,500 2,905
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 65
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 32
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  145,000 143
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.121%, 8/10/47 (1) 165,000 138
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
3.935%, 10/10/29 (1) 305,000 270
DC Trust, Series 2024-HLTN, Class C, ARM, 7.036%, 4/13/28 (1) 875,000 875
DC Trust, Series 2024-HLTN, Class D, ARM, 7.712%, 4/13/28 (1) 1,455,000 1,455

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (1) 390,000 357
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.445%, 8.77%, 12/15/36 (1) 130,500 129
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52 (1) 84,745 72
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.668%, 3/10/50 (1) 220,000 161
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class
A2, CMO, STEP, 7.319%, 10/25/63 (1) 424,313 430
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50 (1) 115,000 95
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66 (1) 150,000 110
Verus Securitization Trust, Series 2021-5, Class M1, CMO, ARM,
2.331%, 9/25/66 (1) 3,270,000 2,227
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67 (1) 426,407 427
WB Commercial Mortgage Trust, Series 2024-HQ, Class C,
ARM, 7.133%, 3/15/40 (1) 1,130,000 1,140
22,478
Total United States (Cost
$485,728
)
498,760
SHORT-TERM INVESTMENTS 12.5%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.39% (14)(15) 26,218,312 26,218
26,218
U.S. Treasury Obligations 9.6%
U.S. Treasury Bills, 5.278%, 5/30/24 (16) 88,655,000 87,891
87,891
Total Short-Term Investments (Cost $114,113) 114,109
SECURITIES LENDING COLLATERAL 3.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 5.39% (14)(15) 20,221,633 20,222
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 20,222

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.39% (14)(15) 14,984,283 14,984
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 14,984
Total Securities Lending Collateral (Cost $35,206) 35,206
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.6%
Exchange-Traded Options Purchased 0.2%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 4/26/24 @
$110.50 (4) 3,592 397,982 2,021
Total Exchange-Traded Options Purchased (Cost $3,019) 2,021
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY
Call, 9/5/24 @
JPY156.00 (4) 1 137,750 683
Barclays Bank
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.34%
(SOFR) Annually,
8/8/24 @ 3.80%* (4) 2 83,029 1,624
Barclays Bank
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.34%
(SOFR) Annually,
8/9/24 @ 3.80%* (4) 1 11,638 229
Barclays Bank
S&P 500 Index,
Put, 4/19/24 @
$5,100.00 (4) 248 130,308 304

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.34%
(SOFR) Annually,
8/9/24 @ 3.80%* (4) 1 5,819 114
Morgan Stanley
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.34%
(SOFR) Annually,
8/8/24 @ 3.80%* (4) 1 5,819 114
Morgan Stanley
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.34%
(SOFR) Annually,
8/9/24 @ 3.80%* (4) 1 11,638 229
UBS Investment Bank
S&P 500 Index,
Put, 6/21/24 @
$4,400.00 (4) 305 160,258 287
Total OTC Options Purchased (Cost $9,615) 3,584
Total Options Purchased (Cost $12,634) 5,605
Total Investments in Securities 110.7%
(Cost $998,669) $ 1,013,033
Other Assets Less Liabilities (10.7)% (97,952)
Net Assets 100.0% $ 915,081
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$415,340 and represents 45.4% of net assets.
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$3,745 and represents 0.4% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) All or a portion of this loan is unsettled as of March 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Level 3 in fair value hierarchy.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
(16) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 62,968 (326)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 57,333 (297)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 111,577 (577)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 54,930 (284)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 111,577 (577)
Barclays Bank
S&P 500 Index, Put,
4/19/24 @ $5,000.00 248 130,308 (157)
Total Options Written (Premiums $(2,519)) $ (2,218)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.5)%
Credit Default Swaps, Protection Sold (0.2)%
Mexico (0.2)%
Morgan Stanley, Protection Sold (Relevant
Credit: Petroleos Mexicanos, B3*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/28 (USD) * 9,563 (1,484) (1,911) 427
Total Mexico (1,911) 427
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 13 (9) 22
Total United Kingdom (9) 22
Total Bilateral Credit Default Swaps, Protection Sold (1,920) 449
Total Return Swaps (0.3)%
United States (0.3)%
JPMorgan Chase, Pay Underlying
Reference: Amazon.com at Maturity,
Receive Variable 4.566% (SOFR + (0.75)%)
at Maturity, 9/20/24 * 3,529 (125) (76) (49)
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.566% (SOFR + (0.75)%) at
Maturity, 9/20/24 * 19,423 (346) (112) (234)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.566% (SOFR + (0.75)%) at
Maturity, 9/20/24 * 6,063 (2,644) (2,568) (76)
Total United States (2,756) (359)
Total Bilateral Total Return Swaps (2,756) (359)
Total Bilateral Swaps (4,676) 90

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.9)%
Credit Default Swaps, Protection Bought (0.6)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (160) (59) (101)
Total Canada (101)
Colombia 0.0%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 417 5 37 (32)
Total Colombia (32)
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/28 13,770 (1,160) (274) (886)
Total Foreign/Europe (886)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 10,262 (18) 270 (288)
Total Oman (288)
United States (0.5)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 17,728 (838) (337) (501)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 (7) 35 (42)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 915 (107) (85) (22)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 720 (13) 1 (14)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 335 (42) (6) (36)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 11,761 (1,815) (1,581) (234)
Protection Bought (Relevant Credit: Hertz),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/29 9,795 326 52 274
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 485 (70) (59) (11)
Protection Bought (Relevant Credit: Nova
Chemicals), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 13,114 (900) (669) (231)
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 (8) 25 (33)
Protection Bought (Relevant Credit: United
Airlines Holdings), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 18,010 (1,128) 52 (1,180)
Total United States (2,030)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (3,337)
Credit Default Swaps, Protection Sold (0.2)%
China 0.0%
Protection Sold (Relevant Credit: People’s
Republic of China, A1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) 12,257 176 94 82
Total China 82
Foreign/Europe (0.0)%
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 59,875 (39) (462) 423
Total Foreign/Europe 423
Israel (0.0)%
Protection Sold (Relevant Credit: Teva
Pharmaceutical Industries, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (USD) 5,447 (82) (518) 436
Total Israel 436

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Mexico (0.2)%
Protection Sold (Relevant Credit:
Petroleos Mexicanos, B3*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (USD) 13,050 (2,025) (2,217) 192
Total Mexico 192
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 459 90 74 16
Total Spain 16
United States 0.0%
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 5 3 2
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 814 18 5 13
Total United States 15
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,164
Interest Rate Swaps (0.1)%
Foreign/Europe (0.1)%
5 Year Interest Rate Swap, Receive Fixed
2.755% Annually, Pay Variable 3.902% (6M
EURIBOR) Semi-Annually, 3/26/29 103,340 354 — 354
30 Year Interest Rate Swap, Pay Fixed
2.440% Annually, Receive Variable 3.902%
(6M EURIBOR) Semi-Annually, 3/25/54 20,139 (491) — (491)
Total Foreign/Europe (137)
Mexico 0.0%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.470% (MXIBTIIE) 28 Days, 4/15/43 17,475 40 — 40
Total Mexico 40
United States (0.0)%
5 Year Interest Rate Swap, Receive Fixed
3.940% Annually, Pay Variable 5.317%
(SOFR) Annually, 3/15/29 148,830 (429) — (429)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
4.025% Annually, Pay Variable 5.319%
(SOFR) Annually, 3/26/29 100,217 144 — 144
30 Year Interest Rate Swap, Pay Fixed
3.585% Annually, Receive Variable 5.317%
(SOFR) Annually, 3/16/54 32,510 210 — 210
30 Year Interest Rate Swap, Pay Fixed
3.699% Annually, Receive Variable 5.319%
(SOFR) Annually, 3/25/54 26,193 (383) — (383)
30 Year Interest Rate Swap, Pay Fixed
3.882% Annually, Receive Variable 5.370%
(SOFR) Annually, 11/24/53 4,574 (186) — (186)
Total United States (644)
Total Centrally Cleared Interest Rate Swaps (741)
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.470% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/20/33 92,300 435 — 435
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.544% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/34 94,000 1 — 1
Total United States 436
Total Centrally Cleared Zero-Coupon Inflation Swaps 436
Total Centrally Cleared Swaps (2,478)
Net payments (receipts) of variation margin to date 2,512
Variation margin receivable (payable) on centrally cleared swaps $ 34
* Credit ratings as of March 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(2,761).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/12/24 USD 31,733 MXN 557,479 $ (1,725)
Bank of America 5/17/24 USD 22,449 PLN 91,150 (360)
Bank of America 5/24/24 USD 22,481 SEK 236,555 329
Barclays Bank 4/19/24 USD 17,979 CHF 15,320 951
Barclays Bank 5/24/24 USD 9,286 EUR 8,599 (12)
Barclays Bank 5/24/24 USD 29,239 GBP 23,199 (50)
Canadian Imperial Bank
of Commerce 4/19/24 NZD 29,545 USD 18,129 (476)
Canadian Imperial Bank
of Commerce 4/19/24 USD 6,336 JPY 945,615 69
Canadian Imperial Bank
of Commerce 4/19/24 USD 18,003 NZD 29,545 350
Canadian Imperial Bank
of Commerce 5/24/24 AUD 41,150 USD 27,122 (263)
Canadian Imperial Bank
of Commerce 5/24/24 USD 18,734 AUD 28,580 80
Citibank 4/5/24 USD 10,361 INR 863,702 7
Citibank 4/12/24 HUF 4,748,155 USD 13,592 (597)
Citibank 4/18/24 ILS 69,105 USD 18,744 65
Citibank 5/24/24 GBP 21,240 USD 26,934 (118)
Citibank 6/4/24 BRL 34,207 USD 6,843 (66)
Deutsche Bank 4/5/24 USD 26,236 INR 2,189,328 (9)
Deutsche Bank 4/19/24 CHF 15,320 USD 18,163 (1,135)
Deutsche Bank 5/17/24 PLN 91,150 USD 22,887 (78)
Deutsche Bank 5/24/24 EUR 23,730 USD 25,780 (122)
Deutsche Bank 5/24/24 SEK 430,100 USD 41,636 (1,361)
Deutsche Bank 5/24/24 USD 35,845 AUD 54,635 184
Goldman Sachs 4/3/24 TWD 562,135 USD 17,657 (91)
Goldman Sachs 4/12/24 HUF 6,418,025 USD 18,386 (821)
Goldman Sachs 4/18/24 USD 18,281 ILS 69,105 (529)
Goldman Sachs 5/24/24 EUR 21,795 USD 23,670 (103)
Goldman Sachs 5/24/24 USD 18,380 SEK 193,545 256
Goldman Sachs 6/4/24 BRL 81,770 USD 16,350 (149)
Goldman Sachs 7/5/24 USD 17,763 TWD 562,135 104
HSBC Bank 4/5/24 INR 1,523,225 USD 18,296 (35)
HSBC Bank 4/12/24 USD 31,530 HUF 11,166,180 971
HSBC Bank 4/19/24 USD 18,366 JPY 2,769,445 12
JPMorgan Chase 4/12/24 MXN 838 USD 49 2
JPMorgan Chase 4/19/24 JPY 945,615 USD 6,424 (157)
JPMorgan Chase 5/24/24 AUD 42,065 USD 27,846 (390)
JPMorgan Chase 5/24/24 EUR 4,628 USD 5,031 (28)
Morgan Stanley 4/12/24 USD 9,223 MXN 161,011 (440)
Morgan Stanley 6/4/24 USD 18,501 BRL 92,880 99
RBC Dominion Securities 4/12/24 MXN 1,095,400 USD 63,749 1,993

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 4/12/24 USD 22,808 MXN 397,212 $ (1,032)
Standard Chartered 4/3/24 USD 18,262 TWD 562,135 696
Standard Chartered 5/10/24 USD 13,560 CLP 13,308,070 (6)
State Street 5/24/24 USD 84,458 EUR 78,091 20
State Street 6/4/24 BRL 34,207 USD 6,839 (62)
UBS Investment Bank 5/10/24 USD 18,368 CLP 18,088,320 (71)
UBS Investment Bank 6/4/24 USD 27,534 BRL 138,600 74
Wells Fargo 4/5/24 INR 1,528,485 USD 18,364 (41)
Wells Fargo 5/10/24 CLP 13,308,070 USD 14,061 (495)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4,560)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 903 Euro BTP contracts 6/24 (115,940) $ (335)
Long, 759 Euro BUND contracts 6/24 109,218 1,229
Short, 77 Government of Japan ten year bond
contracts 6/24 (74,203) (237)
Long, 199 Korea Stock Exchange KOSPI 200 Index
contracts 6/24 13,884 406
Long, 155 Russell 2000 E-Mini Index contracts 6/24 16,631 232
Long, 71 S&P 500 E-Mini Index Energy Sector
contracts 6/24 7,103 495
Short, 921 Three Month SOFR Futures contracts 3/25 (219,728) (2)
Net payments (receipts) of variation margin to date (1,156)
Variation margin receivable (payable) on open futures contracts $ 632

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 589++
Totals $ —# $ — $ 589+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 100,498  ¤  ¤ $ 61,424
Total $ 61,424^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $589 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $61,424.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dynamic Credit Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement

T. ROWE PRICE Dynamic Credit Fund

prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 627,994 $ — $ 627,994
Bank Loans — 133,100 2,520 135,620
Common Stocks 40,865 — 18 40,883
Convertible Bonds — 40,614 3,705 44,319
Convertible Preferred Stocks — 9,275 — 9,275
Private Investment Company
2
— — — 22
Short-Term Investments 26,218 87,891 — 114,109
Securities Lending Collateral 35,206 — — 35,206
Options Purchased 2,021 3,584 — 5,605
Total Securities 104,310 902,458 6,243 1,013,033
Swaps* — 2,635 — 2,635
Forward Currency Exchange
Contracts — 6,262 — 6,262
Futures Contracts* 2,362 — — 2,362
Total $ 106,672 $ 911,355 $ 6,243 $ 1,024,292
Liabilities
Options Written $ — $ 2,218 $ — $ 2,218
Swaps* — 9,699 — 9,699
Forward Currency Exchange
Contracts — 10,822 — 10,822
Futures Contracts* 574 — — 574
Total $ 574 $ 22,739 $ — $ 23,313
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities
and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1175-054Q1 03/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.